Segments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Operating segments data [text block]
(in USD million)	E&P Norway	E&P International	MMP	Other	Eliminations	Total

Full year 2019
Revenues third party, other revenues and other income	1,048	2,127	60,491	527	0	64,194
Revenues inter-segment	17,769	8,168	439	4	(26,379)	0
Net income/(loss) from equity accounted investments	15	30	25	93	0	164

Total revenues and other income	18,832	10,325	60,955	624	(26,379)	64,357

Purchases [net of inventory variation]	(1)	(34)	(54,454)	(1)	24,958	(29,532)
Operating, selling, general and administrative expenses	(3,284)	(3,352)	(4,897)	272	793	(10,469)
Depreciation, amortisation and net impairment losses	(5,439)	(6,361)	(600)	(804)	0	(13,204)
Exploration expenses	(478)	(1,377)	0	0	0	(1,854)

Total operating expenses	(9,201)	(11,124)	(59,951)	(533)	25,750	(55,058)

Net operating income/(loss)	9,631	(800)	1,004	92	(629)	9,299

Additions to PP&E, intangibles and equity accounted investments	7,316	5,855	788	823	0	14,782

Balance sheet information
Equity accounted investments	3	321	90	1,028	0	1,442
Non-current segment assets	33,795	37,558	5,124	4,214	0	80,691
Non-current assets, not allocated to segments						11,152

Total non-current assets						93,285

(in USD million)	E&P Norway	E&P International	MMP	Other	Eliminations	Total

Full year 2018
Revenues third party, other revenues and other income	588	3,181	75,487	45	0	79,301
Revenues inter-segment	21,877	9,186	291	2	(31,355)	0
Net income/(loss) from equity accounted investments	10	31	16	234	0	291

Total revenues and other income	22,475	12,399	75,794	280	(31,355)	79,593

Purchases [net of inventory variation]	2	(26)	(69,296)	(0)	30,805	(38,516)
Operating, selling, general and administrative expenses	(3,270)	(3,006)	(4,377)	(288)	653	(10,286)
Depreciation, amortisation and net impairment losses	(4,370)	(4,592)	(215)	(72)	0	(9,249)
Exploration expenses	(431)	(973)	0	0	0	(1,405)

Total operating expenses	(8,069)	(8,597)	(73,888)	(360)	31,458	(59,456)

Net operating income/(loss)	14,406	3,802	1,906	(79)	103	20,137

Additions to PP&E, intangibles and equity accounted investments	6,947	7,403	331	519	0	15,201

Balance sheet information
Equity accounted investments	1,102	296	92	1,373	0	2,863
Non-current segment assets	30,762	38,672	5,148	353	0	74,934
Non-current assets, not allocated to segments						8,655

Total non-current assets						86,452

(in USD million)	E&P Norway	E&P International	MMP	Other	Eliminations	Total

Full year 2017
Revenues third party, other revenues and other income	(23)	1,984	58,935	102	0	60,999
Revenues inter-segment	17,586	7,249	83	1	(24,919)	0
Net income/(loss) from equity accounted investments	129	22	53	(16)	0	188

Total revenues and other income	17,692	9,256	59,071	87	(24,919)	61,187

Purchases [net of inventory variation]	0	(7)	(52,647)	(0)	24,442	(28,212)
Operating, selling, general and administrative expenses	(2,954)	(2,804)	(3,925)	(235)	418	(9,501)
Depreciation, amortisation and net impairment losses	(3,874)	(4,423)	(256)	(91)	0	(8,644)
Exploration expenses	(379)	(681)	0	0	0	(1,059)

Total operating expenses	(7,207)	(7,915)	(56,828)	(326)	24,860	(47,416)

Net operating income /(loss)	10,485	1,341	2,243	(239)	(59)	13,771

Additions to PP&E, intangibles and equity accounted investments	4,869	5,063	320	543	0	10,795

Balance sheet information
Equity accounted investments	1,133	234	134	1,050	0	2,551
Non-current segment assets	30,278	36,453	5,137	390	0	72,258
Non-current assets, not allocated to segments						9,102

Total non-current assets						83,911

Non-current assets by country [text block]
Non-current assets by country
	At 31 December
(in USD million)	2019	2018	2017

Norway	40,292	34,952	34,588
USA	17,776	19,409	19,267
Brazil	8,724	7,861	4,584
UK	5,657	4,588	4,222
Canada	1,672	1,546	1,715
Azerbaijan	1,598	1,452	1,472
Angola	1,564	1,874	2,888
Denmark	984	407	266
Tanzania	964	957	960
Algeria	915	986	1,114
Other countries	1,986	3,764	3,732

Total non-current assets1)	82,133	77,797	74,809

1) Excluding deferred tax assets, pension assets and non-current financial assets.

Revenues from contracts with customers [text block]
Revenues from contracts with customers and other revenues
(in USD million)	2019	2018	2017

Crude oil	33,505	40,948	29,519

Natural gas1)	11,281	14,070	11,420
- European gas	9,366	11,675	9,739
- North American gas	1,359	1,581	1,248
- Other incl LNG	556	814	433

Refined products	10,652	13,124	11,423
Natural gas liquids	5,807	7,167	5,647
Transportation	967	1,033
Other sales	445	903	2,963

Total revenues from contracts with customers	62,657	77,246	60,971

Over/Under lift		137
Taxes paid in-kind	344	865
Physically settled commodity derivatives2)	(1,086)	488
Gain/(loss) on commodity derivatives	732	(216)
Other revenues	265	36
Total other revenues	254	1,309

Revenues	62,911	78,555	60,971

1) Retrospectively applied the disaggregation of Natural gas revenues.
2) Retrospectively reclassified Physically settled commodity derivatives to Total other revenues, previously presented as Natural gas revenues included in Total revenues from contracts with customers.

For 2017 the transportation element included in sales transactions with customers are included in Crude Oil, Refined Products and Natural Gas Liquids. Other transportation was included in other sales. For 2018 and 2019, these elements are included in Transportation. The elements included in Total other revenues were for 2017 included in other sales.